PROVISIONS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liabilities [abstract]
Disclosure of contingent liabilities [text block]

21) PROVISIONS AND CONTINGENCIES

Movements in provisions in 2018 and 2019 are as follow:

	Thousands of U.S. dollars
	12/31/2017	Additions	Payments	Reversal	Transfers	Translation differences	12/31/2018
Non-current
Provisions for liabilities	30,810	22,074	(7,665)	(16,135)	(81)	(4,466)	24,537
Provisions for taxes	19,833	6,185	(243)	(6,354)	82	(2,632)	16,871
Provisions for dismantling	9,249	994	(1)	(174)	(383)	(1,255)	8,430
Other provisions	1,294	371	(151)	(1,044)	(1)	867	1,336
Total non-current	61,186	29,624	(8,060)	(23,707)	(383)	(7,486)	51,174

Current
Provisions for liabilities	10,543	4,015	(2,139)	(479)	-	(2,920)	9,020
Provisions for taxes	5,641	-	-	(2,959)	-	(227)	2,455
Provisions for dismantling	-	19	-	(312)	383	(30)	60
Other provisions	2,884	6,925	(65)	(2,002)	-	(227)	7,515
Total current	19,068	10,959	(2,204)	(5,752)	383	(3,404)	19,050

	Thousands of U.S. dollars
	12/31/2018	Additions	Payments	Reversal	Transfers	Translation differences	12/31/2019
Non-current
Provisions for liabilities	24,537	21,769	(12,745)	(8,500)	-	(766)	24,295
Provisions for taxes	16,871	3,275	(386)	(9,830)	-	(536)	9,394
Provisions for dismantling	8,430	1,464	-	-	-	(295)	9,599
Other provisions	1,336	4,658	(27)	(226)	(296)	(407)	5,038
Total non-current	51,174	31,166	(13,158)	(18,556)	(296)	(2,004)	48,326

Current
Provisions for liabilities	9,020	16,249	(12,728)	(56)	1	(953)	11,533
Provisions for taxes	2,455	9	(474)	(8)	-	20	2,002
Provisions for dismantling	60	27	-	(59)	296	(10)	314
Other provisions	7,515	4,878	(6,925)	-	(1)	(545)	4,922
Total current	19,050	21,163	(20,127)	(123)	296	(1,488)	18,771

“Provisions for liabilities” primarily relate to provisions for legal claims underway in Brazil. Atento Brasil S.A. has made payments in escrow related to legal claims from ex-employees, amounting to 45,684 thousand U.S. dollars and 38,823 thousand U.S. dollars as of December 31, 2018 and 2019, respectively. Also, the variation of the period was impacted by the Brazilian Reais and Argentinian Peso depreciations against the U.S. dollar.

“Provisions for taxes” mainly relate to probable contingencies in Brazil with respect to social security payments and other taxes, which are subject to interpretations by tax authorities. Atento Brasil S.A. has made payments in escrow related to taxes claims of 3,320 thousand U.S. dollars and 3,468 thousand U.S. dollars as of December 31, 2018 and 2019, respectively.

The amount recognized under “Provision for dismantling” corresponds to the necessary cost of dismantling of the installations held under operating leases to bring them to its original condition.

As of December 31, 2019, lawsuits outstanding in the courts were as follows:

Brazil

At December 31, 2019, Atento Brasil was involved in approximately 9,408 labor-related disputes (11,486 labor disputes as of December 31, 2018), being 9,197 of labor massive and 29 of outliers and others, filed by Atento’s employees or ex-employees for various reasons, such as dismissals or claims over employment conditions in general. The total amount of the main claims classified as possible was 62,514 thousand U.S. dollars (47,095 thousand U.S. dollars on December 31, 2018), of which 44,135 thousand U.S. dollars Labor Massive-related, 1,549 thousand U.S. dollars Labor Outliers-related and 16,830 thousand U.S. dollars Special Labor cases related.

On December 31, 2019, the subsidiary RBrasil Soluções S.A. holds contingent liabilities of labor nature classified as possible in the amount of 46 thousand U.S. dollars.

On December 31, 2019, the subsidiary Interfile holds contingent liabilities of labor nature classified as possible in the amount of 695 thousand U.S. dollars.

As of December 31, 2019, Atento Brasil S.A. is party to 5 civil lawsuits ongoing for various reasons (7 on December 31, 2018) which, according to the Company’s external attorneys, materialization of the risk event is possible. The total amount of the claims is 2,365 thousand U.S. dollars (5,558 thousand U.S. dollars on December 31, 2018).

As of December 31, 2019, Atento Brasil is party to 29 disputes ongoing with the tax authorities and social security authorities for various reasons relating to infraction proceedings filed which, according to the Company’s external attorneys, materialization of the risk event is possible. The total amount of these claims is 36,508 thousand U.S dollars (39,498 thousand U.S. dollars on December 31, 2018)

In March 2018, Atento Brasil S.A. an indirect subsidiary of Atento S.A. received a tax notice from the Brazilian Federal Revenue Service, related to Corporate Income Tax (IRPJ) and Social Contribution on Net Income (CSLL) for the period from 2012 to 2015, due to the disallowance of the expenses on tax amortization of goodwill and deductibility of certain financing costs originated of the acquisition of Atento Brasil S.A. by Bain Capital in 2012, and the withholding taxes on payments made to certain of our former shareholders.

The amount of the tax assessment from the Brazilian Federal Revenue Service, not including interest and penalties, was approximately 105,268 thousand U.S. dollars, and was assessed by the Company’s outside legal counsel as possible loss. We disagree with the proposed tax assessment and are defending our position, which we believe is meritorious, through applicable administrative and, if necessary, judicial remedies. On September 26, 2018 the Federal Tax Office issued a decision accepting the application of the statute of limitation on the withholding tax discussion. We and the Public Attorney appealed to the Administrative Tribunal (CARF). On February 11, 2020 CARF issued a partially favorable decision, ruling in favor of Atento, recognizing the application of the statute of limitation on the withholding tax discussion and reducing the penalty imposed. Based on our interpretation of the relevant law, and based on the advice of our legal and tax advisors, we believe the position we have taken is sustainable. Consequently, no provisions are recognized regarding these proceedings.

Spain

At December 31, 2019, Atento Teleservicios España S.A.U. including its branches and our other Spanish companies were party to labor-related disputes filed by Atento employees or former employees for different reasons, such as dismissals and disagreements regarding employment conditions. According to the Company’s external lawyers, materialization of the risk event is possible for 1,056 thousand U.S. dollars.

Mexico

At December 31, 2019, Atento Mexico through its two entities (Atento Servicios, S.A. de C.V. and Atento Atencion y Servicios, S.A. de C.V.) is a party of labor related disputes filed by Atento employees that abandoned their employment or former employees that base their claim on justified termination reasons, totaling 22,588 thousand U.S. dollars (Atento Servicios, S.A. de C.V. 14,480 thousand U.S. dollars and Atento Atencion y Servicios, S.A. de C.V. 8,107 thousand U.S. dollars), according to the external labor law firm for possible risk labor disputes.

Argentina

In Argentina, as a consequence of an unfavorable sentence on the case “ATUSA S.A.” issued by Argentinian Internal Revenue Services (“Administración Federal de Ingresos Públicos”), notified on February 2017, the contingency qualified as “possible”. In July 2019, Atento Argentina and OSECAC signed an agreement and closed this proceeding.